Additional Notes - Summary of Obligations arising from Leases (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	€ 33,000	€ 44,000
Future Minimum Payments Performance Share And Unit Programs	5,105,000	1,868,000
Other	11,464,000	8,398,000
contractual obligation	16,602,000	10,310,000
Future payment commitments for clinical studies	236,500,000	193,300,000
Not later than one year [member]
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	8,000	44,000
Future Minimum Payments Performance Share And Unit Programs	0	0
Other	570,000	7,406,000
contractual obligation	578,000	7,450,000
Future payment commitments for clinical studies	138,900,000	111,700,000
Later than one year and not later than five years [member]
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	25,000	0
Future Minimum Payments Performance Share And Unit Programs	5,105,000	1,868,000
Other	10,894,000	992,000
contractual obligation	16,024,000	2,860,000
Future payment commitments for clinical studies	97,600,000	81,600,000
Later than five years [member]
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	0	0
Future Minimum Payments Performance Share And Unit Programs	0	0
Other	0	0
contractual obligation	0	0
Future payment commitments for clinical studies	€ 0.0	€ 0.0